Financial Instruments - Schedule of Impact on Profit or Loss Before Tax and Shareholders's Equity from Net Financial Assets of Interest Rate and Fair Value Fluctuations (Details) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Profit before tax	¥ 79,945	¥ 34,961	¥ 11
Total shareholders' equity	430,761	223,731	¥ 191,251	¥ 191,540
Interest Rate Fluctuations
Disclosure of risk management strategy related to hedge accounting [line items]
Profit before tax	23,111	18,085
Total shareholders' equity	15,947	12,500
Fair Value Fluctuation of Interest by 100 Basis Points
Disclosure of risk management strategy related to hedge accounting [line items]
Change of fair value in fluctuation of interest	¥ 11,155	¥ 9,225